Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade receivables

	2024	2023
	(US$ millions)
Gross trade receivables	800	851
Less: provisions for expected credit losses	(411)	(408)
Trade receivables, net	390	443

Aging of trade receivables
Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2024:
Telecom operators	8	8	10	26
Own customers	214	47	42	303
Others	29	9	22	61
Total	252	64	74	390
2023:
Telecom operators	19	5	4	28
Own customers	263	49	51	364
Others	37	7	8	52
Total	319	61	63	443

Inventories	Inventories

	2024	2023
	(US$ millions)
Telephone and equipment	32	27
SIM cards	2	4
Other	9	14
Inventory at December 31,	44	45

Provisions and other liabilities
Current

	2024	2023
	(US$ millions)
Deferred revenue	95	96
Customer deposits	12	12
Current legal provisions (i)	98	8
Tax payables	51	72
Customer and MFS distributor cash balances	38	45
Withholding tax on payments to third parties	26	22
Other current liabilities (ii)	102	119
Total	421	374
(i) Refer to note G.3.1.
(ii) Includes $20 million (2023: $15 million) of tax risk liabilities not related to income tax.
Non-current

	2024	2023
	(US$ millions)
Non-current legal provisions	6	6
Long-term portion of asset retirement obligations	159	173
Long-term portion of deferred income on tower sale and leasebacks recognized	23	31
Long-term employment obligations	44	51
Other non-current liabilities	51	68
Total	283	330

Contract assets
Contract assets, net

	2024	2023
	(US$ millions)
Long-term portion	21	21
Short-term portion	59	65
Less: provisions for expected credit losses	(3)	(4)
Total	77	82
Contract costs, net (i)

	FY24	2023
	(US$ millions)
Net at January 1	12	10
Contract costs capitalized	5	5
Amortization of contract costs	(5)	(4)
Net at December 31	12	12
(i) Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.
Contract liabilities	Contract liabilities

	2024	2023
	(US$ millions)
Long-term portion	—	74
Short-term portion	121	82
Total	121	156